Commitments, Contingent Liabilities and Liens (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Annual Payments
	Operating Facility Leases	Operating Car Leases	Operating Network Leases	Total

2016	910	494	58,083	59,487
2017	954	338	32,443	33,735
2018	956	175	15,342	16,473
2019	693	-	3,054	3,747
2020 and thereafter	1,037	-	1,401	2,438
Total	4,550	1,007	110,323	115,880

Schedule of Amounts of Guarantees
	December 31	December 31
	2014	2015
Performance Guarantees provided by the banks to
third parties	2,014	1,260